FAIR VALUE MEASUREMENTS	12 Months Ended
Jan. 02, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 9. FAIR VALUE MEASUREMENTS
Recurring Fair Value Measurements
The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of January 2, 2021:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Investments	$33.6	$27.4	$6.2	$–
Derivative assets	5.2	.1	5.1	–
Bank drafts	12.8	12.8	–	–
Liabilities
Cross-currency swap	$36.7	$–	$36.7	$–
Derivative liabilities	9.5	.3	9.2	–
The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of December 28, 2019:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Investments	$30.6	$26.0	$4.6	$–
Derivative assets	5.2	–	5.2	–
Bank drafts	21.3	21.3	–	–
Liabilities
Derivative liabilities	$6.0	$.4	$5.6	$–

Investments include fixed income securities (primarily U.S. government and corporate debt securities) measured at fair value using quoted prices/bids and a money market fund measured at fair value using NAV. As of January 2, 2021, investments of $1 million and $32.6 million were included in “Cash and cash equivalents” and “Other current assets,” respectively, in the Consolidated Balance Sheets. As of December 28, 2019, investments of $.4 million and $30.2 million were included in “Cash and cash equivalents” and “Other current assets,” respectively, in the Consolidated Balance Sheets. Derivatives that are exchange-traded are measured at fair value using quoted market prices and classified within Level 1 of the valuation hierarchy. Derivatives measured based on foreign exchange rate inputs that are readily available in public markets are classified within Level 2 of the valuation hierarchy. Bank drafts (maturities greater than three months) are valued at face value due to their short-term nature and were included in “Other current assets” in the Consolidated Balance Sheets.
Non-Recurring
Fair Value Measurements
During the year ended December 29, 2018, long-lived assets with carrying amounts totaling $18.1 million were written down to their fair value of $10.6 million, resulting in an impairment charge of $7.5 million, which was included in “Other expense (income), net” in the Consolidated Statements of Income. The fair value was based on the estimated sale price of the assets, less estimated broker fees, which is primarily a Level 3 input.